BUSINESS CHANGES AND DEVELOPMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 01, 2011 Australian JV	Mar. 31, 2013 Australian JV	Mar. 31, 2012 Australian JV	Sep. 30, 2014 Australian JV	Sep. 30, 2013 Australian JV	Sep. 30, 2014 Australian JV	Sep. 30, 2013 Australian JV	Dec. 31, 2013 Australian JV	Dec. 31, 2012 Australian JV	Dec. 31, 2011 Australian JV	Apr. 01, 2010 Australian JV Australian trust
Investment in Joint Venture
Ownership percentage											50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Vesting period								8 years
Additional equity recognized from Australian JV equity-based contributions													$ 5,350	$ 1,112	$ 1,609	$ 2,937	$ 1,065
Additional investment in joint venture recognized from Australian JV equity-based contributions													2,675	556	805	1,469	532
Contribution of equity awards recognized in other expenses													2,675	556	805	1,469	532
Dividends received				2,375	2,375	750			2,375	750				2,375
Summary financial information related to Moelis Australia Holdings
Total assets											31,740		31,740		38,465	40,274	41,990
Total liabilities											(6,327)		(6,327)		(15,760)	(18,432)	(20,895)
Net equity											25,413		25,413		(22,705)	(21,842)	(21,095)
Total revenues											9,863	10,782	17,443	30,390	41,668	35,818	52,342
Total expenses											(7,653)	(7,304)	(23,375)	(25,213)	(34,307)	(37,133)	(40,868)
Net income (loss)											2,210	3,478	(5,932)	5,177	7,361	(1,315)	11,474
Ownership percentage											50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Income (loss) from investment in joint venture	$ 1,105	$ 1,739	$ (2,966)	$ 2,588	$ 3,681	$ (658)	$ 5,737				$ 1,105	$ 1,739	$ (2,966)	$ 2,588	$ 3,681	$ (658)	$ 5,737